Net Loss per Common Share - Additional Information (Detail) - Prefunded Warrants [Member]	Sep. 20, 2018 $ / shares shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Issuance of warrants to purchase shares of common stock | shares	120,000
Change in exercise price of warrants | $ / shares	$ 0.01